Note 11 - Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31, 2013
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive loss:
Change in net unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during period	$(26,280,225)	$(9,697,464)	$(16,582,761)
Reclassification adjustment for gains included in income	(2,499,511)	(319,944)	(2,179,567)
Adjustment for effect of deferred acquisition costs	894,503	304,130	590,373
Net unrealized gains (losses) on investments	(27,885,233)	(9,713,278)	(18,171,955)
Change in defined benefit pension plan:
Actuarial net gain on pension plan	2,839,812	965,536	1,874,276
Amortization of actuarial net loss in net periodic pension cost	772,646	262,700	509,946
Net change in defined benefit pension plan	3,612,458	1,228,236	2,384,222

Total other comprehensive loss	$(24,272,775)	$(8,485,042)	$(15,787,733)
	Year Ended December 31, 2012
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive income:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding gains arising during period	$12,580,096	$4,219,487	$8,360,609
Reclassification adjustment for gains included in income	(484,813)	(92,394)	(392,419)
Adjustment for effect of deferred acquisition costs	(325,260)	(110,588)	(214,672)
Net unrealized gains on investments	11,770,023	4,016,505	7,753,518
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(885,028)	(300,910)	(584,118)
Amortization of actuarial net loss in net periodic pension cost	913,378	310,549	602,829
Curtailment of defined benefit pension plan	1,760,623	598,612	1,162,011
Net change in defined benefit pension plan	1,788,973	608,251	1,180,722

Total other comprehensive income	$13,558,996	$4,624,756	$8,934,240

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Gains	Defined	Accumulated
	(Losses) on	Benefit	Other
	Available-For-Sale	Pension	Comprehensive
	Securities	Plans	Income
For the year ended December 31, 2013:
Beginning balance	$28,088,103	$(5,548,379)	$22,539,724
Other comprehensive loss before reclassifications	(15,992,388)	1,874,276	(14,118,112)
Amounts reclassified from accumulated other comprehensive income	(2,179,567)	509,946	(1,669,621)
Net current period other comprehensive income (loss)	(18,171,955)	2,384,222	(15,787,733)
Ending balance	$9,916,148	$(3,164,157)	$6,751,991

For the year ended December 31, 2012:
Beginning balance	$20,334,585	$(6,729,101)	$13,605,484
Other comprehensive income before reclassifications	8,145,937	577,893	8,723,830
Amounts reclassified from accumulated other comprehensive income	(392,419)	602,829	210,410
Net current period other comprehensive income	7,753,518	1,180,722	8,934,240
Ending balance	$28,088,103	$(5,548,379)	$22,539,724

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31,
Reclassification Adjustments	2013	2012
Unrealized gains on available-for-sale securities:
Realized gains on sale of securities (a)	$2,499,511	$484,813
Income tax expense (c)	(319,944)	(92,394)
Net of tax	2,179,567	392,419

Defined benefit pension plans:
Amortization of actuarial net loss (b)	(772,646)	(913,378)
Income tax benefit (c)	262,700	310,549
Net of tax	(509,946)	(602,829)

Total reclassifications for the period	$1,669,621	$(210,410)